ALLIANCE
                           --------------------------
                                VARIABLE PRODUCTS
                           --------------------------
                                   SERIES FUND
                           --------------------------
                                  GLOBAL DOLLAR
                           --------------------------
                              GOVERNMENT PORTFOLIO
                           --------------------------


                               SEMI-ANNUAL REPORT
                                  JUNE 30, 2002

                          Investment Products Offered
                          ---------------------------
                          > Are Not FDIC Insured
                          > May Lose Value
                          > Are Not Bank Guaranteed
                          ---------------------------

GLOBAL DOLLAR GOVERNMENT PORTFOLIO
PORTFOLIO OF INVESTMENTS
June 30, 2002 (unaudited)                 Alliance Variable Products Series Fund
================================================================================
                                                    Principal
                                                     Amount
                                                      (000)         U.S. $ Value
--------------------------------------------------------------------------------
SOVEREIGN DEBT
   OBLIGATIONS-68.5%

COLLATERALIZED
   BRADY BONDS-1.4%
BULGARIA-1.1%
Republic of Bulgaria FRN
   2.812%, 7/28/24 ..........................       $       200       $  179,000
                                                                      ----------
PANAMA-0.3%
Republic of Panama
   4.50%, 7/17/14 ...........................                69           58,333
                                                                      ----------
Total Collateralized Brady Bonds
   (cost $234,463) ..........................                            237,333
                                                                      ----------
SOVEREIGN DEBT
   SECURITIES-67.1%
BRAZIL-8.2%
Republic of Brazil
   11.00%, 8/17/40 ..........................             2,155        1,201,412
   12.00%, 4/15/10 ..........................               100           62,488
   12.75%, 1/15/20 ..........................               200          124,000
                                                                      ----------
                                                                       1,387,900
                                                                      ----------
BULGARIA-1.0%
Republic of Bulgaria
   8.25%, 1/15/15 (a) .......................               175          173,513
                                                                      ----------
COLOMBIA-2.0%
Republic of Colombia
   11.75%, 2/25/20 ..........................               350          340,375
                                                                      ----------
DOMINICAN REPUBLIC-0.8%
Republic of Dominican Republic
   9.50%, 9/27/06 (a) .......................               125          132,000
                                                                      ----------
ECUADOR-3.8%
Republic of Ecuador
   5.00%, 8/15/30 (a) .......................               750          375,000
   12.00%, 11/15/12 (a) .....................               375          264,375
                                                                      ----------
                                                                         639,375
                                                                      ----------
JAMAICA-0.6%
Government of Jamaica
   11.625%, 1/15/22 .........................                80           92,800
                                                                      ----------
MEXICO-14.8%
United Mexican States, Warrants,
   expiring 6/01/03 .........................               461            1,383
   11.375%, 9/15/16 .........................             1,700        2,095,250
United Mexican States-Global
   Bonds
   8.125%, 12/30/19 .........................               200          194,500
   10.375%, 2/17/09 .........................               130          148,395
   11.50%, 5/15/26 ..........................                50           63,375
                                                                      ----------
                                                                       2,502,903
                                                                      ----------
PANAMA-2.2%
Republic of Panama
   9.375%, 4/01/29 ..........................               100           98,900
   9.625%, 2/08/11 ..........................               125          120,937
   10.75%, 5/15/20 ..........................               150          152,625
                                                                      ----------
                                                                         372,462
                                                                      ----------
PHILIPPINES-2.1%
Republic of Philippines
   9.375%, 1/18/17 ..........................               150          153,225
   9.875%, 1/15/19 ..........................                75           74,175
   10.625%, 3/16/25 .........................               125          129,063
                                                                      ----------
                                                                         356,463
                                                                      ----------
QATAR-0.3%
State of Qatar
   9.75%, 6/15/30 (a) .......................                45           55,125
                                                                      ----------
RUSSIA-19.9%
Russia Ministry of Finance
   3.00%, 5/14/06 ...........................               270          210,951
   3.00%, 5/14/08 ...........................               100           66,500
Russian Federation
   5.00%, 3/31/30 (a) .......................             4,425        3,080,906
                                                                      ----------
                                                                       3,358,357
                                                                      ----------
SOUTH AFRICA-1.2%
Republic of South Africa
   7.375%, 4/25/12 ..........................               200          197,740
                                                                      ----------
TRINIDAD & TOBAGO-1.4%
Republic of Trinidad & Tobago
   9.75%, 7/01/20 (a) .......................               200          228,000
                                                                      ----------
TURKEY-3.4%
Republic of Turkey
   11.75%, 6/15/10 ..........................               195          175,792
   11.875%, 1/15/30 .........................               450          382,500
   12.375%, 6/15/09 .........................                25           23,163
                                                                      ----------
                                                                         581,455
                                                                      ----------
UKRAINE-2.5%
Government of Ukraine
   11.00%, 3/15/07 (a) ......................               418          419,137
                                                                      ----------
URUGUAY-0.3%
Republic of Uruguay
   8.75%, 6/22/10 ...........................               100           57,650
                                                                      ----------
VENEZUELA-2.6%
Republic of Venezuela
   9.25%, 9/15/27 ...........................               675          432,000
                                                                      ----------
Total Sovereign Debt Securities
   (cost $11,089,930) .......................                         11,327,255
                                                                      ----------
Total Sovereign Debt Obligations
   (cost $11,324,393) .......................                         11,564,588
                                                                      ----------
CORPORATE DEBT
   OBLIGATIONS-11.3%
BANKING-2.0%
Banque Centrale de Tunisie
   7.375%, 4/25/12 ..........................               100           96,750
Chohung Bank
   11.875%, 4/01/10 (a) .....................               100          115,137
Hanvit Bank
   12.75%, 3/01/10 (a) ......................                70           82,337
Unibanco Uniao de Bancos
   9.375%, 4/30/07 (a) ......................                50           44,000
                                                                      ----------
                                                                         338,224
                                                                      ----------

                                          Alliance Variable Products Series Fund
================================================================================
                                                    Principal
                                                     Amount
                                                      (000)         U.S. $ Value
--------------------------------------------------------------------------------
COMMUNICATIONS-1.6%
Mobile Telesystems Finance SA
   10.95%, 12/21/04 (a) .....................       $       155       $  152,287
Philippine Long Distance
   Telephone Co. ............................
   11.375%, 5/15/12 (a) .....................               125          123,750
                                                                     -----------
                                                                         276,037
                                                                     -----------
ENERGY-1.0%
Monterrey Power SA
   9.625%, 11/15/09 (a) .....................                45           47,485
Petrobras International
   Finance Co. ..............................
   9.125%, 2/01/07 (a) ......................               150          117,375
                                                                     -----------
                                                                         164,860
                                                                     -----------
INDUSTRIAL-1.5%
Pemex Project Funding
   Master Trust
   8.00%, 11/15/11 (a) ......................               250          246,875
                                                                     -----------
PAPER/PACKAGING-0.3%
Corp Durango SA
   13.75%, 7/15/09 (a) ......................                60           51,000
                                                                     -----------
PETROLEUM PRODUCTS-1.8%
A.O. Siberian Oil Co. .......................
   11.50%, 2/13/07 ..........................               125          124,062
Petronas Capital Ltd. .......................
   7.875%, 5/22/22 (a) ......................               175          174,368
                                                                     -----------
                                                                         298,430
                                                                     -----------
PUBLIC UTILITIES-
   TELEPHONE-0.6%
PTC International Finance II SA
   11.25%, 12/01/09 .........................               100          105,000
                                                                     -----------
YANKEE BONDS-2.5%
Petroleos Mexicanos
   9.25%, 3/30/18 ...........................               400          420,000
Transportacion Maritima
   Mexicana SP
   1.00%, 5/15/03 ...........................                12           10,230
                                                                     -----------
                                                                         430,230
                                                                     -----------
Total Corporate Debt Obligations
   (cost $1,923,505) ........................                          1,910,656
                                                                     -----------
SHORT-TERM
   INVESTMENT-17.5%
TIME DEPOSIT-17.5%
State Street Bank & Trust Co.
   1.25%, 7/01/02
   (cost $2,961,000) ........................             2,961        2,961,000
                                                                     -----------
TOTAL INVESTMENTS-97.3%
   (cost $16,208,898) .......................                         16,436,244
Other assets less
   liabilities-2.7% .........................                            457,469
                                                                     -----------
NET ASSETS-100% .............................                        $16,893,713
                                                                     ===========

--------------------------------------------------------------------------------

(a) Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration normally applied to certain qualified buyers. At June 30, 2002 the aggregate market value of these securities amounted to $5,882,670 or 34.8% of net assets.

      Glossary:

      FRN - Floating Rate Note

      See Notes to Financial Statements.

GLOBAL DOLLAR GOVERNMENT PORTFOLIO
STATEMENT OF ASSETS AND LIABILITIES
June 30, 2002 (unaudited)                 Alliance Variable Products Series Fund
================================================================================

ASSETS
   Investments in securities, at value (cost $16,208,898) .....    $ 16,436,244
   Cash .......................................................          32,915
   Interest receivable ........................................         399,145
   Receivable for investment securities sold ..................         368,057
                                                                   ------------
   Total assets ...............................................      17,236,361
                                                                   ------------
LIABILITIES
   Payable for investment securities purchased ................         319,323
   Advisory fee payable .......................................           9,521
   Accrued expenses ...........................................          13,804
                                                                   ------------
   Total liabilities ..........................................         342,648
                                                                   ------------
NET ASSETS ....................................................    $ 16,893,713
                                                                   ============
COMPOSITION OF NET ASSETS
   Capital stock, at par ......................................    $      1,676
   Additional paid-in capital .................................      20,639,439
   Undistributed net investment income ........................         566,905
   Accumulated net realized loss on investments ...............      (4,541,653)
   Net unrealized appreciation of investments .................         227,346
                                                                   ------------
                                                                   $ 16,893,713
                                                                   ============
Class A Shares
   Net assets .................................................    $ 16,893,713
                                                                   ============
   Shares of capital stock outstanding ........................       1,676,029
                                                                   ============
   Net asset value per share ..................................    $      10.08
                                                                   ============

--------------------------------------------------------------------------------
See Notes to Financial Statements.

GLOBAL DOLLAR GOVERNMENT PORTFOLIO
STATEMENT OF OPERATIONS
Six Months Ended June 30, 2002 (unaudited)

                                          Alliance Variable Products Series Fund
================================================================================

INVESTMENT INCOME
     Interest ..................................................      $ 643,426
                                                                      ---------
EXPENSES
     Advisory fee ..............................................         49,007
     Custodian .................................................         36,929
     Administrative ............................................         34,500
     Audit and legal ...........................................         11,481
     Printing ..................................................          1,899
     Directors' fees ...........................................          1,000
     Transfer agency ...........................................            544
     Miscellaneous .............................................          1,356
                                                                      ---------
     Total expenses ............................................        136,716
     Less: expenses waived and reimbursed (see Note B) .........        (61,358)
                                                                      ---------
     Net expenses ..............................................         75,358
                                                                      ---------
     Net investment income .....................................        568,068
                                                                      ---------
REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS
     Net realized gain on investment transactions ..............        366,123
     Net realized gain on options written ......................          2,680
     Net change in unrealized appreciation/depreciation
       of investments ..........................................       (868,009)
                                                                      ---------
     Net loss on investments and options written ...............       (499,206)
                                                                      ---------
NET INCREASE IN NET ASSETS FROM OPERATIONS .....................      $  68,862
                                                                      =========

--------------------------------------------------------------------------------
See Notes to Financial Statements.

GLOBAL DOLLAR GOVERNMENT PORTFOLIO
STATEMENT OF CHANGES IN NET ASSETS       Alliance Variable Products Series Fund
================================================================================

                                                  Six Months Ended   Year Ended
                                                    June 30, 2002   December 31,
                                                     (unaudited)        2001
                                                    ============    ============
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS
   Net investment income .........................  $    568,068   $  1,133,260
   Net realized gain (loss) on investments
     and options written .........................       368,803     (1,139,909)
   Net change in unrealized appreciation/
     depreciation of investments .................      (868,009)       964,480
                                                    ------------   ------------
   Net increase in net assets from operations ....        68,862        957,831
DIVIDENDS TO SHAREHOLDERS FROM
   Net investment income
     Class A .....................................    (1,130,687)    (1,095,933)
CAPITAL STOCK TRANSACTIONS
   Net increase ..................................     6,707,007      1,963,274
                                                    ------------   ------------
   Total increase ................................     5,645,182      1,825,172
NET ASSETS
   Beginning of period ...........................    11,248,531      9,423,359
                                                    ------------   ------------
   End of period (including undistributed
     net investment income of
     $566,905 and $1,129,524, respectively) ......  $ 16,893,713   $ 11,248,531
                                                    ============   ============

--------------------------------------------------------------------------------
See Notes to Financial Statements.

GLOBAL DOLLAR GOVERNMENT PORTFOLIO
NOTES TO FINANCIAL STATEMENTS
June 30, 2002 (unaudited)                Alliance Variable Products Series Fund
================================================================================

NOTE A: Significant Accounting Policies

The Global Dollar Government Portfolio (the "Portfolio") is a series of Alliance Variable Products Series Fund, Inc. (the "Fund"). The Portfolio's investment objective is to seek a high level of current income and, secondarily, capital appreciation. The Fund was incorporated in the State of Maryland on November 17, 1987, as an open-end series investment company. The Fund offers nineteen separately managed pools of assets which have differing investment objectives and policies. The Portfolio offers Class A and Class B shares. As of December 31, 2001, the Portfolio had only Class A shares outstanding.

The Portfolio offers and sells its shares only to separate accounts of certain life insurance companies for the purpose of funding variable annuity contracts and variable life insurance policies. Sales are made without a sales charge at the Portfolio's net asset value per share.

The financial statements have been prepared in conformity with accounting principles generally accepted in the United States, which require management to make certain estimates and assumptions that affect the reported amounts of assets and liabilities in the financial statements and amounts of income and expenses during the reporting period. Actual results could differ from those estimates. The following is a summary of significant accounting policies followed by the Portfolio.

1. Security Valuation

Portfolio securities traded on a national securities exchange or on a foreign securities exchange (other than foreign securities exchanges whose operations are similar to those of the United States over-the-counter market) or on The Nasdaq Stock Market, Inc., are generally valued at the last reported sales price or if no sale occurred, at the mean of the closing bid and asked price on that day. Readily marketable securities traded in the over-the-counter market, securities listed on a foreign securities exchange whose operations are similar to the U.S. over-the-counter market, and securities listed on a national securities exchange whose primary market is believed to be over-the-counter (but excluding securities traded on The Nasdaq Stock Market, Inc.) are valued at the mean of the current bid and asked price. U.S. government and fixed income securities which mature in 60 days or less are valued at amortized cost, unless this method does not represent fair value. Securities for which current market quotations are not readily available are valued at their fair value as determined in good faith by, or in accordance with procedures adopted by, the Board of Directors. Fixed income securities may be valued on the basis of prices obtained from a pricing service when such prices are believed to reflect the fair market value of such securities.

2. Currency Translation

Assets and liabilities denominated in foreign currencies and commitments under forward exchange currency contracts are translated into U.S. dollars at the mean of the quoted bid and asked price of such currencies against the U.S. dollar. Purchases and sales of portfolio securities are translated at the rates of exchange prevailing when such securities were acquired or sold. Income and expenses are translated at rates of exchange prevailing when accrued.

Net realized gains and losses on foreign currency transactions represent foreign exchange gains and losses from sales and maturities of securities and forward exchange currency contracts, holdings of foreign currencies, exchange gains and losses realized between the trade and settlement dates on investment transactions, and the difference between the amounts of interest, dividends and foreign withholding tax reclaims recorded on the Portfolio's books and the U.S. dollar equivalent amounts actually received or paid. Net unrealized currency gains and losses from valuing foreign currency denominated assets and liabilities at period end exchange rates are reflected as a component of net unrealized appreciation or depreciation of in vestments and foreign currency denominated assets and liabilities.

3. Taxes

It is the Portfolio's policy to meet the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its investment company taxable income and net realized gains, if any, to shareholders. Therefore, no provisions for federal income or excise taxes are required.

4. Investment Income and Investment Transactions

Dividend income is recorded on the ex-dividend date. Interest income is accrued daily. Investment transactions are accounted for on the date securities are purchased or sold. The Portfolio amortizes premiums and accretes discounts as adjustments to interest income. Investment gains and losses are determined on the identified cost basis.

5. Income and Expenses

Expenses attributable to a single portfolio are charged to that portfolio. Expenses of the Fund are charged to each portfolio in proportion to net assets. All income earned and expenses incurred by a portfolio with multi-class shares outstanding are borne on a pro-rata basis by each outstanding class of shares, based on the proportionate interest in the portfolio represented by the net assets of

GLOBAL DOLLAR GOVERNMENT PORTFOLIO
NOTES TO FINANCIAL STATEMENTS
(continued)                              Alliance Variable Products Series Fund
================================================================================

such class, except that the portfolio's Class B shares bear the distribution fees.

6. Repurchase Agreements

It is the Portfolio's policy that its custodian or designated subcustodian take control of securities as collateral under repurchase agreements and to determine on a daily basis that the value of such securities are sufficient to cover the value of the repurchase agreements. If the seller defaults and the value of the collateral declines or if bankruptcy proceedings are commenced with respect to the seller of the security, realization of collateral by the Portfolio may be delayed or limited.

7. Dividends and Distributions

The Portfolio declares and distributes dividends and distributions from net investment income and net realized gains, respectively, if any, at least annually. Income dividends and capital gains distributions to shareholders are recorded on the ex-dividend date.

Income dividends and capital gains distributions are determined in accordance with federal tax regulations and may differ from those determined in accordance with accounting principles generally accepted in the United States. To the extent these differences are permanent, such amounts are reclassified within the capital accounts based on their federal tax basis treatment; temporary differences do not require such reclassification.

--------------------------------------------------------------------------------

NOTE B: Advisory Fee and Other Transactions with Affiliates

Under the terms of an investment advisory agreement, the Portfolio pays Alliance Capital Management L.P. (the "Adviser"), an investment advisory fee at an annualized rate of .75% of the Portfolio's average daily net assets.

Pursuant to the advisory agreement, the Portfolio paid $34,500 to the Adviser representing the cost of certain legal and accounting services provided to the Portfolio by the Adviser for the six months ended June 30, 2002.

Prior to May 1, 2002, the Adviser agreed to waive its fee and to reimburse the additional operating expenses ("Expense Limitation Undertaking") to the extent necessary to limit total operating expenses on an annual basis to .95% and 1.20% of the average daily net assets for Class A and Class B shares, respectively. The Adviser terminated the Expense Limitation Undertaking effective May 1, 2002. Any expense waivers or reimbursements are accrued daily and paid monthly. For the six months ended June 30, 2002, the Adviser waived fees in the amount of $34,500 and reimbursed additional expenses in the amount of $26,858.

The Portfolio compensates Alliance Global Investor Services, Inc. (AGIS), a wholly-owned subsidiary of the Adviser, under a Transfer Agency Agreement for providing personnel and facilities to perform transfer agency services for the Portfolio. Such compensation amounted to $544 for the six months ended June 30, 2002.

--------------------------------------------------------------------------------

NOTE C: Distribution Plan

The Portfolio has adopted a Plan for Class B shares pursuant to Rule 12b-1 under the Investment Company Act of 1940 (the "Plan"). Under the Plan, the Portfolio pays distribution and servicing fees to the Distributor at an annual rate of up to .50% of the Portfolio's average daily net assets attributable to the Class B shares. The fees are accrued daily and paid monthly. The Board of Directors currently limit payments under the Plan to .25% of the Portfolio's average daily net assets attributable to Class B shares. The Plan provides that the Distributor will use such payments in their entirety for distribution assistance and promotional activities.

The Portfolio is not obligated under the Plan to pay any distribution and servicing fees in excess of the amounts set forth above. The purpose of the payments to the Distributor under the Plan is to compensate the Distributor for its distribution services with respect to the sale of the Portfolio's shares. Since the Distributor's compensation is not directly tied to its expenses, the amount of compensation received by it under the Plan during any year may be more or less than its actual expenses. For this reason, the Plan is characterized by the staff of the Commission as being of the "compensation" variety.

In the event that the Plan is terminated or not continued, no distribution and servicing fees (other than current amounts accrued but not yet paid) would be owed by the Portfolio to the Distributor.

The Plan also provides that the Adviser may use its own resources to finance the distribution of the Portfolio's shares.

                                          Alliance Variable Products Series Fund
================================================================================

NOTE D: Investment Transactions

Purchases and sales of investment securities (excluding short-term investments) for the six months ended June 30, 2002, were as follows:

Purchases:
Stocks and debt obligations .............................           $13,885,626
U.S. government and agencies ............................                    -0-

Sales:
Stocks and debt obligations .............................           $ 9,774,636
U.S. government and agencies ............................                    -0-

At June 30, 2002, the cost of investments for federal income tax purposes was substantially the same as the cost for financial reporting purposes. Accordingly, gross unrealized appreciation and unrealized depreciation (excluding foreign currency transactions) are as follows:

Gross unrealized appreciation ............................           $ 920,883
Gross unrealized depreciation ............................            (693,537)
                                                                     ---------
Net unrealized appreciation ..............................           $ 227,346
                                                                     =========

Option Transactions

For hedging and investment purposes, the Portfolio may purchase and write call options and purchase put options on U.S. securities that are traded on U.S. securities exchanges and over-the-counter markets.

The risk associated with purchasing an option is that the Portfolio pays a premium whether or not the option is exercised. Additionally, the Portfolio bears the risk of loss of premium and change in market value should the counterparty not perform under the contract. Put and call options purchased are accounted for in the same manner as portfolio securities. The cost of securities acquired through the exercise of call options is increased by premiums paid. The proceeds from securities sold through the exercise of put options are decreased by the premiums paid.

When the Portfolio writes an option, the premium received by the Portfolio is recorded as a liability and is subsequently adjusted to the current market value of the option written. Premiums received from which written options expire unexercised are recorded by the Portfolio on the expiration date as realized gains from written options. The difference between the premium received and the amount paid on effecting a closing purchase transaction, including brokerage commissions, is also treated as a realized gain, or if the premium received is less than the amount paid for the closing purchase transaction, as a realized loss. If a call option is exercised, the premium received is added to the proceeds from the sale of the underlying security or currency in determining whether the Portfolio has realized a gain or loss. In writing an option, the Portfolio bears the market risk of an unfavorable change in the price of the security or currency underlying the written option. Exercise of an option written by the Portfolio could result in the Portfolio selling or buying a security or currency at a price different from the current market value.

Transactions in options written for the six months ended June 30, 2002 were as follows:

                                                            Number      Premiums
                                                          of Contracts  Received
                                                          ============  ========

Options outstanding at beginning of period .............          -0-        -0-
Options written ........................................     750,000     6,005
Options terminated in closing purchase transactions ....    (600,000)   (5,060)
Options expired ........................................    (150,000)     (945)
                                                            --------    ------
Options outstanding at June 30, 2002 ...................          -0-       $-0-
                                                            --------    ------

GLOBAL DOLLAR GOVERNMENT PORTFOLIO
NOTES TO FINANCIAL STATEMENTS
(continued)                               Alliance Variable Products Series Fund
================================================================================

NOTE E: Distributions to Shareholders

The tax character of distributions paid during the fiscal year ended December 31, 2001 and December 31, 2000 were as follows:

                                                            2001         2000
                                                         ==========   ==========
Distributions paid from:
Ordinary income .....................................    $1,095,933   $1,112,048
                                                         ----------   ----------
Total taxable distributions .........................     1,095,933    1,112,048
                                                         ----------   ----------
Total distributions paid ............................    $1,095,933   $1,112,048
                                                         ==========   ==========

As of December 31, 2001, the components of accumulated earnings/(deficit) on a tax basis were as follows:

Undistributed ordinary income .......................   $ 1,129,740
                                                        -----------
Accumulated earnings ................................     1,129,740
Accumulated capital and other losses ................    (4,837,670)(a)
Unrealized appreciation/(depreciation) ..............     1,022,353(b)
                                                        -----------
Total accumulated earnings/(deficit) ................   $(2,685,577)
                                                        ===========

(a) On December 31, 2001, the Portfolio had a net capital loss carryforward of $4,420,272 of which $1,609,599 expires in the year 2006, $2,129,840 expires in the year 2007 and $680,833 expires in the year 2009. To the extent future capital gains are offset by capital loss carryforwards, such gains will not be distributed. Net capital losses incurred after October 31, and within the taxable year are deemed to arise on the first business day of the Portfolio's next taxable year. For the year ended December 31, 2001, the Portfolio deferred to January 1, 2002, post October capital losses of $417,398.

(b) The differences between book-basis and tax-basis unrealized appreciation/(depreciation) are attributable primarily to the tax deferral of losses on wash sales and the difference between book and tax amortization methods for premium and market discount.

--------------------------------------------------------------------------------

NOTE F: Capital Stock

There are 500,000,000 Class A shares of $.001 par value capital stock authorized. Transactions in capital stock were as follows:

                                     -------------------------------   ----------------------------------
                                                  SHARES                               AMOUNT
                                     -------------------------------   ----------------------------------
                                     Six Months Ended   Year Ended     Six Months Ended      Year Ended
                                      June 30, 2002     December 31,    June 30, 2002        December 31,
                                       (unaudited)         2001          (unaudited)             2001
                                        ========         =========        ===========         ===========
Class A
Shares sold ....................         628,239          366,081         $ 6,901,535         $ 3,848,295
Shares issued in reinvestment of
   dividends ...................         107,582          103,390           1,130,687           1,095,933
Shares redeemed ................        (118,216)        (286,535)         (1,325,215)         (2,980,954)
                                        --------         --------         -----------         -----------
Net increase ...................         617,605          182,936         $ 6,707,007         $ 1,963,274
                                        ========         ========         ===========         ===========

--------------------------------------------------------------------------------

NOTE G: Concentration of Risk

Investing in securities of foreign companies or foreign governments involves special risks which include changes in foreign exchange rates and the possibility of future political and economic developments which could adversely affect the value of such securities. Moreover, securities of many foreign companies or foreign governments and their markets may be less liquid and their prices more volatile than those of comparable United States companies or of the United States government.

--------------------------------------------------------------------------------

NOTE H: Bank Borrowing

A number of open-end mutual funds managed by the Adviser, including the Portfolio, participate in a $750 million revolving credit facility (the "Facility") intended to provide short-term financing if necessary, subject to certain restrictions in connection with abnormal redemption activity. Commitment fees related to the Facility are paid by the participating funds and are included in the miscellaneous expenses in the statement of operations. The Portfolio did not utilize the Facility during the six months ended June 30, 2002.

--------------------------------------------------------------------------------

GLOBAL DOLLAR GOVERNMENT PORTFOLIO
FINANCIAL HIGHLIGHTS                      Alliance Variable Products Series Fund
================================================================================

Selected Data For A Share Of Capital Stock Outstanding Throughout Each Period

                                               ------------------------------------------------------------------------------------
                                                                                         CLASS A
                                               ------------------------------------------------------------------------------------
                                                Six Months
                                                  Ended                                Year Ended December 31,
                                               June 30, 2002     ===================================================================
                                                (unaudited)        2001(a)        2000          1999          1998          1997
                                                ==========       ==========    ==========    ==========    ==========    ==========
Net asset value, beginning of period .........  $    10.63       $    10.76    $    10.79    $    10.18    $    14.65    $    14.32
                                                ----------       ----------    ----------    ----------    ----------    ----------
Income From Investment Operations
Net investment income (b)(c) .................         .47             1.11          1.27          1.21          1.20          1.17
Net realized and unrealized gain (loss)
   on investment transactions ................        (.18)            (.10)          .14          1.08         (4.03)          .70
                                                ----------       ----------    ----------    ----------    ----------    ----------
Net increase (decrease) in net asset
   value from operations .....................         .29             1.01          1.41          2.29         (2.83)         1.87
                                                ----------       ----------    ----------    ----------    ----------    ----------
Less: Dividends and Distributions
Dividends from net investment income .........        (.84)           (1.14)        (1.44)        (1.68)         (.95)         (.61)
Distributions from net realized gain on
   investments ...............................          -0-              -0-           -0-           -0-         (.69)         (.93)
                                                ----------       ----------    ----------    ----------    ----------    ----------
Total dividends and distributions ............        (.84)           (1.14)        (1.44)        (1.68)        (1.64)        (1.54)
                                                ----------       ----------    ----------    ----------    ----------    ----------
Net asset value, end of period ...............  $    10.08       $    10.63    $    10.76    $    10.79    $    10.18    $    14.65
                                                ==========       ==========    ==========    ==========    ==========    ==========
Total Return
Total investment return based on net
   asset value (d) ...........................        2.42%            9.37%        14.06%        26.08%       (21.71)%       13.23%
Ratios/Supplemental Data
Net assets, end of period
   (000's omitted) ...........................  $   16,894       $   11,249    $    9,423    $   10,139    $   10,380    $   15,378
Ratio to average net assets of:
   Expenses, net of waivers and
     reimbursements ..........................        1.15%(e)          .95%          .95%          .95%          .95%          .95%
   Expenses, before waivers and
     reimbursements ..........................        2.09%(e)         2.37%         2.42%         2.29%         1.75%         1.29%
   Net investment income (b) .................        8.69%(e)        10.63%        11.71%        12.42%         9.49%         7.87%
Portfolio turnover rate ......................          85%             176%          148%          117%          166%          214%

--------------------------------------------------------------------------------
(a) As required, effective January 1, 2001, the Portfolio has adopted the provisions of the AICPA Audit and Accounting Guide, Audits of Investment Companies, and began amortizing premium on debt securities for financial reporting purposes only. For the year ended December 31, 2001, the effect of this change to Class A was to decrease net investment income by less than .01 per share, decrease net realized and unrealized loss on investments by less than .01 per share and decrease the ratio of net investment income to average net assets from 10.65% to 10.63%. Per share, ratios and supplemental data for periods prior to January 1, 2001 have not been restated to reflect this change in presentation.

(b)   Net of expenses reimbursed or waived by the Adviser.

(c)   Based on average shares outstanding.

(d) Total investment return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period, and redemption on the last day of the period. Total investment return calculated for a period of less than one year is not annualized.

(e)   Annualized.

GLOBAL DOLLAR GOVERNMENT PORTFOLIO        Alliance Variable Products Series Fund
================================================================================

BOARD OF DIRECTORS

John D. Carifa, Chairman and President
Ruth Block (1)
David H. Dievler (1)
John H. Dobkin (1)
William H. Foulk, Jr. (1)
Clifford L. Michel (1)
Donald J. Robinson (1)

OFFICERS

Kathleen A. Corbet, Senior Vice President
Alfred L. Harrison, Senior Vice President
Andrew S. Adelson, Vice President
Andrew Aran, Vice President
Bruce K. Aronow, Vice President
Edward Baker, Vice President
Thomas J. Bardong, Vice President
Matthew Bloom, Vice President
Mark H. Breedon, Vice President
Russell Brody, Vice President
Kenneth T. Carty, Vice President
Frank Caruso, Vice President
John F. Chiodi, Vice President
Paul J. DeNoon, Vice President
Joseph C. Dona, Vice President
Gregory Dube, Vice President
Marilyn G. Fedak, Vice President
Jane Mack Gould, Vice President
David A. Kruth, Vice President
Alan E. Levi, Vice President
Michael Levy, Vice President
Gerald T. Malone, Vice President
Andrew Moloff, Vice President
Michael Mon, Vice President
Daniel Nordby, Vice President
Raymond J. Papera, Vice President
Douglas J. Peebles, Vice President
Jeffrey S. Phlegar, Vice President
Daniel G. Pine, Vice President
Steven Pisarkiewicz, Vice President
Michael J. Reilly, Vice President
John Ricciardi, Vice President
Paul C. Rissman, Vice President
Kevin F. Simms, Vice President
Michael A. Snyder, Vice President
Annie Tsao, Vice President
Jean Van De Walle, Vice President
Richard A. Winge, Vice President
Sandra Yeager, Vice President
Edmund P. Bergan, Jr., Secretary
Mark D. Gersten, Treasurer & Chief Financial Officer
Thomas Manley, Controller

CUSTODIAN

State Street Bank and Trust Company
225 Franklin Street
Boston, MA 02110

DISTRIBUTOR

Alliance Fund Distributors, Inc.
1345 Avenue of the Americas
New York, NY 10105

INDEPENDENT AUDITORS

Ernst & Young LLP
5 Times Square
New York, NY 10036

LEGAL COUNSEL

Seward & Kissel
One Battery Park Plaza
New York, NY 10004

TRANSFER AGENT

Alliance Global Investor Services, Inc.
P.O. Box 1520
Secaucus, NJ 07096-1520
Toll-free 1-(800) 221-5672

--------------------------------------------------------------------------------
(1)   Member of the Audit Committee.


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